Great-West Funds, Inc.

8515 East Orchard Road

Greenwood Village, CO 80111

June 17, 2020

VIA EDGAR

Division of Investment Management, Disclosure Review Office

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Great-West Funds, Inc. (“Registrant”)

Pre-Effective Amendment No. 1 to Registration Statement on Form N-14

File No. 333-237892

Dear Ms. Choo:

Filed herewith is Pre-Effective Amendment No. 1 (“Amendment No. 1”) to the above referenced registration statement filed on behalf of Great-West Funds, Inc. (“Great-West Funds” or “Registrant”).

Amendment No. 1 reflects changes in response to comments of the Commission staff (“Staff”) to Registrant’s Pre-Effective Registration Statement on Form N-14, as filed on April 29, 2020.

The N-14 filing was filed to notify shareholders of the merger of the following Great-West Lifetime Conservative Funds (“Target Funds”) into the Great-West Lifetime Funds (“Acquiring Funds”):

Target Fund (collectively the “Target Funds”)	Acquiring Fund (collectively the “Acquiring Funds”)
Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime 2015 Fund
Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime 2020 Fund
Great-West Lifetime Conservative 2025 Fund	Great-West Lifetime 2025 Fund
Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime 2030 Fund
Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime 2035 Fund
Great-West Lifetime Conservative 2040 Fund	Great-West Lifetime 2040 Fund
Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime 2045 Fund
Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime 2050 Fund
Great-West Lifetime Conservative 2055 Fund	Great-West Lifetime 2055 Fund
Great-West Lifetime Conservative 2060 Fund	Great-West Lifetime 2060 Fund

RESPONSES TO STAFF COMMENTS

For your ease of reference, set forth below is each Staff comment, received on May 19, 2020 with regard to disclosure comments, followed by Great-West Funds’ response. Capitalized terms not defined in this letter have the meanings given them in the N-14 Registration Statement.

Comment No. 1

Letter to Shareholders. Staff notes that the statement “Since the Acquiring Funds are expected to perform better due to higher allocations to equity Underlying Funds, shareholders of the Target Funds will pay a substantially similar total expense ratio upon effectiveness of the reorganizations” is speculative and suggests to delete or revise it.

Response

Comment complied with by deleting the statement as suggested.

Comment No. 2

Questions and Answers #2 – Why did we propose this reorganization for the Target Funds?

Staff notes discrepancy and requests clarification related to the description of 1) the Funds’ performance as “substantially similar” in this answer and “historically better” in the Letter to Shareholders and 2) the Funds’ expense ratio as “substantially similar” as comparing to “slightly higher expense ratio” in the Letter to Shareholders.

Response

Registrant revised the disclosures related to the Funds’ performance to state that it is historically better and that the total expense ratio is substantially similar to make these disclosures consistent in both the Letter to Shareholders and the Answer to Question #2.

Comment No. 3

Questions and Answers #5 – Will I have to pay federal income taxes as a result of this reorganization? If accurate, please replace the reference to “variable annuity contract or variable life insurance policy” with Permitted Account (a defined term).

Response

Comment complied with by revising the sentence as suggested.

Comment No. 4

Initial page of Proxy Statement/Prospectus, Incorporation by Reference section. Staff notes that the documents containing additional information about the Funds must be hyperlinked here (in addition to the Exhibits), including the applicable file numbers.

Response

Comment complied with by including the hyperlinks and the applicable file numbers to the relevant documents and information.

Comment No. 5

Initial page of Proxy Statement/Prospectus, Incorporation by Reference section. Staff notes that the formatting has to be corrected because “i and iv do not appear in the as-filed version.”

Response

Comment complied with by correcting the formatting to make sure that all categories are properly marked and “i and iv” appear in the as-filed version.

Comment No. 6

Table of Contents. Indent sub-headings under primary headings – all headings appear in a straight line in the as-filed version.

Response

Comment complied with as suggested.

Comment No. 7

Investment Strategies, p. 3. Staff notes that not all of the “Investment Strategies” disclosure from the prospectuses is included here and suggests to add the following disclosure: “For more information about the target funds investment strategies see the target fund prospectuses which are incorporated by reference and available without charge. For more information regarding the acquiring funds investment strategies see the acquiring funds prospectuses which accompany this information statement/prospectus.”

Response

Comment complied with by adding the following disclosure: “For more information about the Funds’ investment strategies, please see the Funds’ prospectuses which are incorporated by reference and available without charge.”

Comment No. 8

Investment Strategies, p. 3. Staff requests to disclose the target date assumed within each Fund’s respective target year and clarify if the target date for each Fund is 65 years old.

Response

Comment complied with by adding a clarification that each Fund’s respective year is assumed to be at age 65.

Comment No. 9

Investment Strategies, p. 3. Add “each Fund also expects to invest part of its net assets in underlying funds that invest primarily in real estate related securities.”

Response

Comment complied with by adding the language “and part of its net assets in Underlying Funds that invest primarily in real estate-related securities.”

Comment No. 10

Investment Strategies, p. 3. Consider adding a statement that the prospectuses of the funds list the underlying funds in which the funds expect to invest. Also, please ensure that the allocation figures among the prospectus match the allocation figures within the GW Funds prospectuses filed on this same date.

Response

Comment complied with by adding the language “For more information about the Underlying Funds in which each Fund expects to invest, please see the Funds’ prospectuses which are incorporated by reference and available without charge.” Further, the allocation figures in this prospectus were updated to match the allocation figures within the prospectuses filed on this same date.

Comment No. 11

Principal Investment Risks, p. 8. The “risk factors” listed in this section do not always conform with the risk factors in the summary prospectuses of the Conservative and Lifetime Funds. Please review the summary prospectuses and revise this section to include each of the principal investment risks of each fund. A chart indicating the principal risk of each fund may be helpful. Also, since the risk disclosure in the statutory prospectuses is not included in this info statement/prospectus, please add: “For more information about the target funds’ risk, see the target funds’ prospectuses which are incorporated by reference and available without charge. For more information regarding the acquiring funds’ risk see the acquiring funds’ prospectuses which accompany this information statement / prospectus.”

Response

Comment complied with by updating the summary of the principal investment risks to add all the risk factors included in the Funds’ summary prospectuses, adding the summary of the differences in the principal investment risks, and including a chart which indicates the principal risks of each Fund. Registrant also added the following disclosure: “For more information about the Target Funds’ and Acquiring Funds’ risk, please see the Funds’ prospectuses which are incorporated by reference and available without charge.”

Comment No. 12

Annual Fund Operating Expenses Table, p. 16. N-1A requires revision of the fee table presentation to show investors all of the fees and expenses for a class in a single chart. Please show all the expenses for each class together in the same manner as required in the N-1A fee table. Also, for ease of understanding please identify the funds as “Target Fund” and “Acquiring Fund” (as sub-headings here) in the tables, bar charts, etc. throughout this document.

Response

Comment complied with by revising the fee table to show all the expenses for each class together in the same manner as required in the N-1A fee table. The Registrant also identified the funds as “Target Fund” and “Acquiring Fund” in the tables and bar charts throughout this filing.

Comment No. 13

Example, p. 36. Please modify the following statement for clarity and add this disclosure to the introduction of the Fee Table as well: “The Example does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.”

Response

Comment complied with by revising the statement to explain that if the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher because the Permitted Accounts may contain fees and expenses that are separate and distinct from the fees and expenses associated with investing in a Fund. Registrant also added this disclosure to the introduction of the Fee Table on page 16. Further, Registrant revised the Example table to show all the expenses for each class together in the same manner as the fee table.

Comment No. 14

Paragraph following Example, p.45. Duplicative disclosure – remove or revise.

Response

Comment complied with by removing the duplicative disclosure.

Comment No. 15

Investment Restrictions, p. 45. Please state whether the non-fundamental investment restrictions are identical and, if there are differences, please describe them here.

Response

Comment complied with by including the statement that the Funds’ non-fundamental investment restrictions are identical.

Comment No. 16

Performance Information, p. 48. Please show the best and worst performance under the applicable bar chart as required under N-1A.

Response

Comment complied with by moving the tables showing the best and worst performance to follow the applicable bar charts.

Comment No. 17

Average Annual Total Returns Table, p. 48. Pursuant to the instructions within Form N-1A, index returns should follow the returns of all the funds’ classes so please revise the tables accordingly.

Response

Comment complied with by adding the applicable Index to follow each of the individual classes throughout this section.

Comment No. 18

Advisory Fees, p. 80. Please provide the information as required by item 10(a)(ii)(A) under N-1A regarding “average fees.” Disclose the actual aggregate fee paid as a percentage.

Response

According to Form N-1A, “If the Fund has operated for a full fiscal year, state the aggregate fee paid to the adviser for the most recent fiscal year as a percentage of average net assets. If the Fund has not operated for a full fiscal year, state what the adviser’s fee is as a percentage of average net assets, including any breakpoints.” Registrant believes that the following disclosure complies with the applicable requirements of N-1A: “For its services, with respect to the Funds, GWCM is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.12% of each Fund’s average daily net assets.”

Comment No. 19

Advisory Fees, p. 81. Please add disclosure regarding the investor class Rule 12b-1 plan and shareholder service fee.

Response

Comment complied with by adding disclosure related to the shareholder services fee. There is no 12b-1 plan for Investor Class so no disclosure was added related to that.

Comment No. 20

Further Information, p. 82. Staff requests to clarify whether the first sentence refers to information incorporated by reference and if it does, requests to hyperlink here.

Response

Comment complied with by indicating that additional information regarding the Acquiring Funds is contained in the Acquiring Funds’ prospectus which in incorporated by reference and by including the hyperlink.

Comment No. 21

The Proposed Reorganization, p. 83. The section “material federal income tax” notes that “no funds will be sold prior to the reorganization as a result of portfolio repositioning.” If accurate, please add this statement to this prospectus. If portfolio assets are expected to be repositioned, lot of additional disclosure required such as estimated losses, transaction costs, per share estimates of transaction, etc. ….please revise the statement in the tax section and clarify (need additional discussion with our reviewer if portfolio repositioning will occur).

Response

Comment complied with by adding language that indicates that there will be no portfolio repositioning and deleting the references in the paragraph that discuss the possibility of portfolio repositioning.

Comment No. 22

Description of Securities to be Issued, p. 84. Please add disclosure regarding the following: whether the shares will be fully paid and non-assessable when issued; whether the shares will have any preemptive or conversion rights; voting rights of the shares.

Response

Comment complied with by adding disclosures as suggested.

Comment No. 23

Description of Securities to be Issued, p. 84. If portfolio repositioning, disclose if distributions to shareholders will occur. If no portfolio repositioning prior to the merger, include a representation of such in the response letter.

Response

Comment complied with by adding a representation that Registrant does not expect to participate in portfolio distributions or portfolio repositioning prior to the merger.

Comment No. 24

Description of Securities to be Issued, p. 84. Please disclose which funds will be the surviving funds for accounting, tax, and performance reporting purposes.

Response

Comment complied with by adding the suggested disclosure as the end of this section.

Comment No. 25

Outstanding Shares, p. 129. Revise and clarify – difficult to follow.

Response

Comment complied with by adding references to the shares classes to make the disclosure more clear, as suggested.

Comment No. 26

Beneficial Ownership Table, p. 130. Please disclose the pro forma estimate of how much of the acquiring fund these shareholders will own after the reorganization (must be more than 0%).

Response

Comment complied with by updating the disclosure as suggested.

Comment No. 27

Part C, Item 16. Exhibits. Legal Opinion. See Staff Legal Bulletin 19 – permissible assumptions – assumptions should be limited to the statement that the shares are issued in accordance with the reorganization plan (the agreement). For example, statements shouldn’t be qualified by charter, etc. Revise the legal opinion to state something to the effect of: “The shares to be issued pursuant to the registration statement when issued in accordance with the terms and conditions of reorganization plan….will be validly issued, etc.”

Response

Comment complied with by revising the legal opinion as suggested.

Comment No. 28

Signature page, last page. Please indicate who is the principal accounting officer as required by Section 6 of N-1A – revise CFO to principal accounting officer.

Response

Comment complied with by adding the language that the Chief Financial Officer & Treasurer is acting as Principal Account Officer.

Please direct any question or comment regarding Amendment No. 1 to me at (303) 737-1131.

Sincerely,

/s/ Adam J. Kavan

Adam J. Kavan

Counsel & Assistant Secretary

Enclosures